Borrowings (Long-term Borrowings) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Borrowings
Debt issued by the Company	$ 38,733	¥ 3,205,519	¥ 2,674,768
Debt issued by subsidiaries-guaranteed by the Company	27,432	2,270,308	2,145,020
Debt issued by subsidiaries-not guaranteed by the Company	35,369	2,927,090	2,379,273
Total	$ 101,534	¥ 8,402,917	¥ 7,199,061